OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2022
OTHER LONG TERM LIABILITIES
OTHER LONG TERM LIABILITIES	NOTE 15: — OTHER LONG TERM LIABILTIES

	December 31,
	2022	2021
Contingent consideration (see Note 5)	$1,377	$687
	$1,377	$687